CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue:
Total revenues	$ 14,563.9	$ 12,957.3	$ 10,926.4
Cost of sales:
Total cost of sales	12,325.3	10,971.3	9,193.8
Gross profit	2,238.6	1,986.0	1,732.6
Selling, general and administrative expenses	1,744.6	1,570.5	1,394.6
Depreciation	61.1	52.9	45.8
Operating income	432.9	362.6	292.2
Floor plan interest expense	(43.3)	(38.1)	(26.6)
Other interest expense	(47.7)	(46.6)	(44.1)
Debt discount amortization			(1.7)
Equity in earnings of affiliates	30.7	27.6	25.4
Debt redemption costs		(17.8)
Income from continuing operations before income taxes	372.6	287.7	245.2
Income taxes	(123.2)	(93.4)	(70.6)
Income from continuing operations	249.4	194.3	174.6
Income (loss) from discontinued operations, net of tax	(3.7)	(7.1)	3.7
Net income	245.7	187.2	178.3
Less: Income attributable to non-controlling interests	1.5	1.7	1.4
Net income attributable to Penske Automotive Group common stockholders	244.2	185.5	176.9
Basic earnings per share attributable to Penske Automotive Group common stockholders:
Continuing operations (in dollars per share)	$ 2.75	$ 2.13	$ 1.90
Discontinued operations (in dollars per share)	$ (0.04)	$ (0.08)	$ 0.04
Net income attributable to Penske Automotive Group common stockholders (in dollars per share)	$ 2.71	$ 2.05	$ 1.94
Shares used in determining basic earnings per share (in shares)	90,273,747	90,318,315	91,153,620
Diluted earnings per share attributable to Penske Automotive Group common stockholders:
Continuing operations (in dollars per share)	$ 2.74	$ 2.13	$ 1.90
Discontinued operations (in dollars per share)	$ (0.04)	$ (0.08)	$ 0.04
Net income attributable to Penske Automotive Group common stockholders (in dollars per share)	$ 2.70	$ 2.05	$ 1.94
Shares used in determining diluted earnings per share (in shares)	90,330,621	90,342,315	91,274,132
Amounts attributable to Penske Automotive Group common stockholders:
Income from continuing operations	249.4	194.3	174.6
Less: Income attributable to non-controlling interests	1.5	1.7	1.4
Income from continuing operations, net of tax	247.9	192.6	173.2
Income (loss) from discontinued operations, net of tax	(3.7)	(7.1)	3.7
Net income attributable to Penske Automotive Group common stockholders	244.2	185.5	176.9
New vehicle
Revenue:
Total revenues	7,538.3	6,682.5	5,537.2
Cost of sales:
Total cost of sales	6,958.0	6,141.9	5,077.5
Used vehicle
Revenue:
Total revenues	4,210.4	3,674.6	3,166.7
Cost of sales:
Total cost of sales	3,902.5	3,394.6	2,917.6
Finance and insurance, net
Revenue:
Total revenues	371.7	319.4	267.1
Service and parts
Revenue:
Total revenues	1,535.7	1,429.9	1,311.9
Cost of sales:
Total cost of sales	624.6	597.4	560.3
Fleet and wholesale
Revenue:
Total revenues	702.7	846.9	643.5
Cost of sales:
Total cost of sales	691.8	836.2	638.4
Commercial vehicle and car rental
Revenue:
Total revenues	205.1	4.0
Cost of sales:
Total cost of sales	$ 148.4	$ 1.2